Subsequent Events	12 Months Ended
Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent Events
Subsequent to the year ended March 31, 2024, the Company and Sazaby League amended the Joint Venture Agreement to extend the period by which the deferred contingent consideration is payable if an agreed cumulative adjusted EBIT target is not reached through the period ended June 30, 2026 to April 2, 2028.
Subsequent to the year ended March 31, 2024, the Company has terminated its trade receivables factoring program.